4. LONG-TERM DEBT (Details Narrative) (USD $)	3 Months Ended	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Long-Term Debt Details Narrative
Warrants exercised	453,322	453,322
2010 and 2012 Convertible Promissory Notes	$ 6,085,000	$ 6,085,000
Unamortized sicount on notes	472,104	472,104
Interest expense of debt issuance costs and discount	293,660	818,786
Combinded effective interest rate	3130.00%	3130.00%
Participation Liability Fair Value	928,439	928,439
Net profits interest granted expenses	23,371	75,560
Payments under participation arrangement	$ 59,552	$ 276,582